Inventories and current intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories and current intangible assets

	2021	2020
	£m	£m
Fuel stocks	94	151
Raw materials and consumables	253	265
Current intangible assets – emission allowances	92	133
	439	549